Financial risk management objectives and policies - Other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of financial risk management objectives and policies
Cash collateral on financial derivatives	$ 93	$ 288	$ 71
Cash collateral posted by the Group	$ 47	$ 11	$ 10